Summary of Significant Accounting Policies (Details) - Schedule of revenue by major type - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 70,021	$ 52,852
Brand sponsorships [Member]
Disaggregation of Revenue [Line Items]
Total revenue	42,096	24,867
Content [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,497	16,068
Consumer products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,455	5,751
Esports [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,385	5,846
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 588	$ 320